Common Stock and Additional Paid-in Capital (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	11 Months Ended			1 Months Ended		4 Months Ended	11 Months Ended	4 Months Ended
	Jun. 30, 2013	Dec. 06, 2011	Dec. 31, 2012	Mar. 21, 2012	Feb. 14, 2012 Officers and key employees of Ocean Rig	Mar. 31, 2013 Officer	May 15, 2012 Officer	Dec. 05, 2012 Officer	May 15, 2012 Sign-up bonus	May 16, 2013 Employees
Repurchase program amount		$ 500,000
Common shares acquired under the repurchase program	0
Shares authorized under Equity Plan				2,000,000
Non vested shares granted	192,400				112,950		4,500	7,500	28,200	192,400
Vesting period					3 years		3 years		3 years	3 years
Vested during the period	12,500					7,500
Grant date fair value					$ 16.5		$ 15.92	$ 15.75	$ 15.92	$ 16.9
Number of vested shares			2,500
Number of forfeited shares			77,150
Unrecognized compensation cost	3,256		633
Expected period of recognition for unrecognized compensation costs	2 years
Compensation cost allocated in "General and administrative expenses"	$ 591